Contents of Significant Accounts - Details of Long-term Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 36,624,907		$ 33,066,106
Less: Current portion	(19,873,011)		(24,985,168)
Total	16,751,896	$ 603,889	8,080,938
Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 36,624,907		$ 33,066,106
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	0.85%	0.85%	0.84%	0.55%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	4.66%	4.66%	4.67%	5.56%
Secured Long-Term Loan from Mega International Commercial Bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from July 3, 2017 to July 5, 2021 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans			$ 1,640
Secured Long-Term Loan from Mega International Commercial Bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from October 24, 2019 to October 24, 2024 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 14,598		19,464
Secured Long-Term Loan from Taiwan Cooperative Bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from October 19, 2015 to October 19, 2025 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 47,568		59,459
Secured Long-Term Loan from Taiwan Cooperative Bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 13,125		21,146
Secured Long-Term Loan from Taiwan Cooperative Bank (3) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from August 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 44,000		56,000
Secured Long-Term Loan from Taiwan Cooperative Bank (4) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from October 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 22,759		28,965
Secured Long-Term Loan from Taiwan Cooperative Bank (5) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from April 15, 2021 to April 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (5) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 101,000
Secured Syndicated Loans from China Development Bank and 6 others (1) (Note A) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from October 20, 2016 to October 20, 2024 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Syndicated Loans from China Development Bank and 6 others (1) (Note A) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 18,158,940		22,236,343
Secured Syndicated Loans from China Development Bank and 6 others (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from March 19, 2021 to March 18, 2031 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Syndicated Loans from China Development Bank and 6 others (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 12,236,000
Secured Long-Term Loan from First Commercial Bank [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from December 2, 2021 to December 2, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from First Commercial Bank [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 47,000
Secured Long-Term Loan from KGI Bank [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from December 27, 2021 to December 27, 2026 with monthly interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from KGI Bank [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 21,000
Unsecured Long-Term Loan from ICBC Bank [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from September 20, 2019 to September 9, 2021 with quarterly interest payments. Interest-only payment for the first semi-annually year.
Unsecured Long-Term Loan from ICBC Bank [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans			1,702,589
Unsecured Long-Term Loan from Xiamen Bank [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from November 24, 2020 to May 24, 2022 of RMB 0.1 million with monthly interest payments and the remaining principal will be repaid once at maturity. Interest-only payment for the first semi-annually year.
Unsecured Long-Term Loan from Xiamen Bank [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 436,126		440,500
Unsecured Long-Term Loan from Bank of China [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from June 24, 2023 to June 24, 2026 with quarterly interest payments.
Unsecured Long-Term Loan from Bank of China [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 982,791
Unsecured Long-Term Loan from Bank of Taiwan (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from March 10, 2022 to December 10, 2024 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 500,000		2,000,000
Unsecured Long-Term Loan from Bank of Taiwan (2) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from March 24, 2023 to March 24, 2025 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (2) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 450,000
Unsecured Long-Term Loan from Taiwan Cooperative Bank [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from May 5, 2023 to May 5, 2025 with monthly interest payments.
Unsecured Long-Term Loan from Taiwan Cooperative Bank [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		2,000,000
Unsecured Revolving Loan from Mega International Commercial Bank (Note B) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from October 16, 2020 to April 16, 2022 with monthly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note B) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 500,000		1,500,000
Unsecured Revolving Loan from Taipei Fubon Bank (Note C) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable annually from August 9, 2020 to August 9, 2023 with monthly interest payments.
Unsecured Revolving Loan from Taipei Fubon Bank (Note C) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 200,000		700,000
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note D) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from January 27, 2021 to October 27, 2022 with monthly interest payments.
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note D) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 550,000		1,000,000
Unsecured Revolving Loan from KGI Bank (1) (Note E) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable annually from December 11, 2021 to December 11, 2023 with monthly interest payments.
Unsecured Revolving Loan from KGI Bank (1) (Note E) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans			1,000,000
Unsecured Revolving Loan from KGI Bank (2) (Note E ) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable annually from August 10, 2023 to August 10, 2026 with monthly interest payments.
Unsecured Revolving Loan from KGI Bank (2) (Note E ) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 500,000
Unsecured Revolving Loan from First Commercial Bank (1) (Note F) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on May 15, 2025 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (1) (Note F) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		$ 300,000
Unsecured Revolving Loan from First Commercial Bank (2) (Note G) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on February 25, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (2) (Note G) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 300,000
Unsecured Revolving Loan from First Commercial Bank (3) (Note G) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on March 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (3) (Note G) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 300,000
Unsecured Revolving Loan from First Commercial Bank (4) (Note G) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on June 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (4) (Note G) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 200,000
Unsecured Revolving Loan from Yuanta Commercial Bank (Note H) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable annually from March 2, 2023 to March 2, 2026 with monthly interest payments.
Unsecured Revolving Loan from Yuanta Commercial Bank (Note H) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,000,000